NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Mar. 31, 2024	Dec. 31, 2023
Nature And Continuance Of Operations
Accumulated deficit	$ 105,452,164	$ 103,588,356